OBLIGATIONS, GUARANTEES, CONTINGENCIES AND OTHER (Details) € in Millions, $ in Millions	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Dec. 31, 2022 USD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 EUR (€)	Jan. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	Dec. 31, 2013 USD ($)
Brookfield Asset Management | Brookfield Real Estate Partners Fund
Disclosure of contingent liabilities [line items]
Contributed commitments										$ 1,300.0
Unfulfilled commitments	$ 129.0
Brookfield Asset Management | Brookfield Strategic Real Estate Partners Fund
Disclosure of contingent liabilities [line items]
Contributed commitments									$ 2,300.0
Unfulfilled commitments	538.0
Brookfield Asset Management | BREF
Disclosure of contingent liabilities [line items]
Contributed commitments								$ 400.0
Unfulfilled commitments	160.0
Brookfield Asset Management | Brookfield Fairfield U.S. Multifamily Value Add Fund
Disclosure of contingent liabilities [line items]
Contributed commitments							$ 300.0
Unfulfilled commitments	99.3
Brookfield Asset Management | BSREP III
Disclosure of contingent liabilities [line items]
Contributed commitments						$ 1,000.0
Unfulfilled commitments	245.0
Brookfield Asset Management | Brookfield European Real Estate Partnership Fund
Disclosure of contingent liabilities [line items]
Contributed commitments				$ 107.0	€ 100
Unfulfilled commitments | €		€ 0
Brookfield Corporation | BSREP IV
Disclosure of contingent liabilities [line items]
Contributed commitments			$ 3,500.0
Unfulfilled commitments	$ 1,400.0